UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Education Fund Fidelity® Education Fund

This annual shareholder report contains information about Fidelity® Education Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Education Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of overweighting corporate bonds, while underweighting U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-Composite exposure to asset-backed securities, including car loan debt and credit card receivables, also meaningfully contributed. A small, out-of-index allocation to commercial mortgage-backed securities helped as well.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 32% of fund assets, versus roughly 33% a year ago and notably overweight versus the Composite index average of 16%. Exposure to U.S. Treasurys stood at about 49% at the end of the fiscal year, compared with an average of 77% for the Composite index, while exposure to ABS composed roughly 11% of fund assets as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 16, 2021 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Education Fund	5.03%	1.62%
Fidelity Education Income Composite Index	4.60%	1.31%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	4.79%	1.54%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.15%
A   From March 16, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$698,555,088
Number of Holdings	316
Total Advisory Fee	$0
Portfolio Turnover	45%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 52.6
AAA - 12.6
AA - 1.7
A - 18.8
BBB - 11.3
Not Rated - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 51.4
Corporate Bonds - 31.7
Asset-Backed Securities - 11.3
CMOs and Other Mortgage Related Securities - 2.7
U.S. Government Agency - Mortgage Securities - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.7
United Kingdom - 2.7
Germany - 1.9
Canada - 1.1
Netherlands - 0.6
Switzerland - 0.6
Ireland - 0.4
Japan - 0.4
Norway - 0.3
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	51.4
JPMorgan Chase & Co	1.7
Wells Fargo & Co	1.3
Bank of America Corp	1.2
Morgan Stanley	1.1
Freddie Mac Multifamily Structured pass-thru certificates	1.1
Goldman Sachs Group Inc/The	1.0
Bank of America Credit Card Master Trust	1.0
HSBC Holdings PLC	0.9
Athene Global Funding	0.9
61.6
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund's name changed from Fidelity® Education Income Fund to Fidelity® Education Fund during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913669.101    6361-TSRA-1025

Item 2.

Code of Ethics

As of the end of the period, August 31, 2025, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Education Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Education Fund	$77,500	$-	$9,900	$1,200

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Education Fund	$76,900	$-	$10,100	$1,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2025A	August 31, 2024 A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2025A	August 31, 2024A
Deloitte Entities	$3,443,300	$4,960,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Education Fund
(formerly Fidelity® Education Income Fund)

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Education Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 11.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.3%
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	308,573	310,422
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	1,700,000	1,734,276
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	3,529,000	3,567,806
Bank of America Credit Card Master Trust Series 2025-A1 Class A, 4.31% 5/15/2030	2,860,000	2,892,447
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028	1,495,000	1,505,909
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	126,000	127,142
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	1,492,451	1,511,078
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	1,280,000	1,289,183
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	309,623	313,660
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	757,000	761,825
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	232,000	235,231
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	1,070,000	1,080,051
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	300,000	302,740
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	1,277,000	1,293,278
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	2,135,000	2,204,812
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/15/2029 (c)	1,892,000	1,906,812
Chase Issuance Trust Series 2025-A1 Class A, 4.16% 7/15/2030	1,797,000	1,811,385
Citibank Credit Card Issuance Trust Series 2025-A1 Class A, 4.3% 6/21/2030	3,410,000	3,443,886
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	764,000	768,084
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	374,000	376,997
Citizens Auto Receivables Trust Series 2024-2 Class A4, 5.26% 4/15/2031 (b)	2,500,000	2,546,421
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	1,091,000	1,100,374
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	273,475	274,658
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	612,639	616,052
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	507,000	511,356
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	146,000	147,692
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	105,000	107,494
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	635,000	641,194
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	892,077	897,992
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	710,000	717,884
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	1,637,000	1,666,843
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	1,145,000	1,161,773
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	242,595	244,367
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	1,237,776	1,250,406
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	46,948	47,007
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	2,000,000	2,027,929
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	395,000	400,337
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	1,943,000	1,960,450
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	234,113	235,826
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	334,000	337,151
Hyundai Auto Receivables Trust Series 2025-B Class A3, 4.36% 12/17/2029	2,020,000	2,039,670
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	370,000	374,355
Mercedes-Benz Auto Lease Trust Series 2025-A Class A3, 4.61% 4/16/2029	1,375,000	1,393,488
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	779,467	785,574
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	589,000	595,670
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	454,441	458,572
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	331,000	333,484
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	559,366	562,393
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	189,000	191,081
T-Mobile US Trust Series 2025-2A Class A, 4.34% 4/22/2030 (b)	1,640,000	1,651,161
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	808,000	814,373
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	685,936	687,869
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A, 3.82% 4/25/2035 (b)	2,500,000	2,489,993
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	469,945	472,999
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	520,000	526,147
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,806,000	1,819,745
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,700,000	1,724,518
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	4,151,000	4,209,771
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	676,608	680,375
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	1,720,000	1,738,883
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	136,000	136,371
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	1,723,000	1,745,326
Wells Fargo Card Issuance Trust Series 2025-A1 Class A, 4.34% 5/15/2030	1,965,000	1,989,311
Wheels Fleet Lease Funding 1 LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	2,150,000	2,158,822
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	1,087,492	1,098,736
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	1,962,000	1,972,148
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	148,542	149,390
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	863,000	872,237
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	753,000	760,082
TOTAL UNITED STATES		78,762,774
TOTAL ASSET-BACKED SECURITIES (Cost $77,855,699)		78,762,774

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	326,328	310,135
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class HP, 4.5% 12/25/2042	1,851,930	1,860,546
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,250,899	1,261,111
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	250,749	249,805
TOTAL UNITED STATES		3,681,597
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,611,415)		3,681,597

Commercial Mortgage Securities - 2.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.2%
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	1,532,581	1,517,474
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	100,000	99,938
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	51,377	51,377
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	169,637	170,114
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.1134% 10/15/2026 (b)(c)(d)	80,803	80,752
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	250,746	248,658
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(c)	421,000	426,415
DBGS Mortgage Trust Series 2018-C1 Class ASB, 4.302% 10/15/2051	2,231,216	2,230,373
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	763,637	763,160
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	2,080,000	2,096,460
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K545 Class A2, 4.29% 7/25/2030	1,566,000	1,578,978
GS Mortgage Securities Trust Series 2016-GS2 Class AAB, 2.922% 5/10/2049	60,735	60,537
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	950,301	939,967
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class ASB, 3.9381% 3/10/2052	645,340	643,134
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6583% 5/15/2039 (b)(c)(d)	445,000	432,763
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class ASB, 2.624% 2/15/2053	1,439,100	1,393,841
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	167,768	167,716
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	575,000	575,000
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	753,833	744,935
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	1,452,444	1,409,451
TOTAL UNITED STATES		15,631,043
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $15,255,097)		15,631,043

Non-Convertible Corporate Bonds - 31.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Glencore Funding LLC 4.907% 4/1/2028 (b)	449,000	456,458
CANADA - 1.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	19,000	18,695
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	538,000	548,403
Enbridge Inc 4.6% 6/20/2028	261,000	263,788
Enbridge Inc 5.25% 4/5/2027	848,000	861,624
Enbridge Inc 5.3% 4/5/2029	708,000	730,780
		2,404,595
Financials - 0.6%
Banks - 0.6%
Canadian Imperial Bank of Commerce 3.45% 4/7/2027	1,150,000	1,140,112
National Bank of Canada 4.5% 10/10/2029	1,225,000	1,232,281
Toronto Dominion Bank 2.8% 3/10/2027	64,000	62,809
Toronto Dominion Bank 4.783% 12/17/2029	1,526,000	1,559,324
		3,994,526
Industrials - 0.2%
Ground Transportation - 0.2%
Canadian Pacific Railway Co 1.75% 12/2/2026	1,517,000	1,473,756
TOTAL CANADA		7,891,572
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
Societe Generale SA 2.797% 1/19/2028 (b)(c)	950,000	927,603
Societe Generale SA 5.5% 4/13/2029 (b)(c)	463,000	473,251

TOTAL FRANCE		1,400,854
GERMANY - 1.9%
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (b)	1,800,000	1,834,429
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	200,000	199,443
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (b)	920,000	931,231
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	2,500,000	2,528,691
		5,493,794
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	750,000	745,740
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	3,300,000	3,218,961
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	1,780,000	1,794,636
		5,759,337
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	500,000	486,321
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	605,000	613,517
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	578,000	587,416
		1,687,254
TOTAL GERMANY		12,940,385
IRELAND - 0.4%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	2,500,000	2,554,673
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	268,000	274,987
TOTAL IRELAND		2,829,660
JAPAN - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,269
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	202,134
		403,403
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	934,000	950,260
Financials - 0.2%
Banks - 0.2%
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	1,421,000	1,437,350
TOTAL JAPAN		2,791,013
NETHERLANDS - 0.6%
Financials - 0.6%
Banks - 0.6%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	3,050,000	2,961,464
ING Groep NV 5.335% 3/19/2030 (c)	1,031,000	1,064,163
		4,025,627
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	473,000	473,998
TOTAL NETHERLANDS		4,499,625
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	2,250,000	2,160,283
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 1.305% 2/2/2027 (b)(c)	1,300,000	1,283,223
UBS Group AG 3.091% 5/14/2032 (b)(c)	250,000	230,108
UBS Group AG 4.703% 8/5/2027 (b)(c)	2,500,000	2,507,009

TOTAL SWITZERLAND		4,020,340
UNITED KINGDOM - 2.7%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 4.7% 4/2/2027	801,000	805,260
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	679,000	683,322
		1,488,582
Financials - 2.3%
Banks - 2.3%
Barclays PLC 2.279% 11/24/2027 (c)	1,300,000	1,268,154
Barclays PLC 5.367% 2/25/2031 (c)	1,794,000	1,850,353
HSBC Holdings PLC 4.899% 3/3/2029 (c)	1,431,000	1,451,512
HSBC Holdings PLC 5.21% 8/11/2028 (c)	2,827,000	2,872,014
HSBC Holdings PLC 5.597% 5/17/2028 (c)	2,100,000	2,144,053
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	1,271,000	1,288,975
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	414,000	420,922
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	901,000	913,574
NatWest Group PLC 5.115% 5/23/2031 (c)	2,140,000	2,192,163
NatWest Markets PLC 5.416% 5/17/2027 (b)	1,800,000	1,838,010
		16,239,730
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 5% 3/26/2027 (b)	587,000	593,717
BAE Systems PLC 5.125% 3/26/2029 (b)	546,000	563,123
		1,156,840
TOTAL UNITED KINGDOM		18,885,152
UNITED STATES - 23.4%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T Inc 1.65% 2/1/2028	2,750,000	2,594,931
AT&T Inc 4.25% 3/1/2027	400,000	400,498
AT&T Inc 4.3% 2/15/2030	250,000	250,383
AT&T Inc 4.7% 8/15/2030	922,000	936,067
Verizon Communications Inc 2.1% 3/22/2028	500,000	476,069
Verizon Communications Inc 2.355% 3/15/2032	2,000,000	1,736,247
Verizon Communications Inc 3% 3/22/2027	78,000	76,660
		6,470,855
Media - 0.1%
Comcast Corp 2.35% 1/15/2027	500,000	488,735
TOTAL COMMUNICATION SERVICES		6,959,590

Consumer Discretionary - 1.1%
Automobiles - 0.8%
General Motors Financial Co Inc 1.25% 1/8/2026	500,000	494,238
General Motors Financial Co Inc 2.35% 2/26/2027	3,000,000	2,913,610
Hyundai Capital America 4.3% 9/24/2027 (b)	1,700,000	1,698,080
		5,105,928
Specialty Retail - 0.3%
Lowe's Cos Inc 4.4% 9/8/2025	2,275,000	2,274,918
TOTAL CONSUMER DISCRETIONARY		7,380,846

Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.6%
Dollar General Corp 4.625% 11/1/2027	2,406,000	2,422,978
Mars Inc 4.6% 3/1/2028 (b)	1,422,000	1,439,712
Mars Inc 4.8% 3/1/2030 (b)	467,000	475,923
		4,338,613
Personal Care Products - 0.2%
Kenvue Inc 5.05% 3/22/2028	1,262,000	1,293,917
TOTAL CONSUMER STAPLES		5,632,530

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
MPLX LP 1.75% 3/1/2026	2,000,000	1,973,084
MPLX LP 4% 3/15/2028	760,000	755,991
ONEOK Inc 4.25% 9/24/2027	173,000	173,156
ONEOK Inc 4.4% 10/15/2029	180,000	179,745
Williams Cos Inc/The 4.625% 6/30/2030	410,000	412,157
Williams Cos Inc/The 4.8% 11/15/2029	914,000	930,210
		4,424,343
Financials - 14.8%
Banks - 5.8%
Bank of America Corp 2.551% 2/4/2028 (c)	850,000	830,595
Bank of America Corp 2.651% 3/11/2032 (c)	2,750,000	2,499,564
Bank of America Corp 4.271% 7/23/2029 (c)	1,000,000	1,002,481
Bank of America Corp 4.948% 7/22/2028 (c)	3,750,000	3,799,482
Citibank NA 4.576% 5/29/2027	2,140,000	2,157,201
Citigroup Inc 3.07% 2/24/2028 (c)	3,000,000	2,946,754
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	2,261,000	2,267,446
JPMorgan Chase & Co 2.58% 4/22/2032 (c)	3,000,000	2,712,711
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	3,318,000	3,257,450
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	350,000	346,211
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	3,750,000	3,796,413
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	1,160,000	1,184,804
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	1,020,000	1,037,476
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	1,020,000	1,046,273
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	773,000	753,122
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	590,000	596,646
Truist Financial Corp 5.071% 5/20/2031 (c)	1,689,000	1,730,458
Wells Fargo & Co 3.526% 3/24/2028 (c)	3,288,000	3,252,942
Wells Fargo & Co 4.808% 7/25/2028 (c)	1,250,000	1,263,356
Wells Fargo & Co 4.9% 1/24/2028 (c)	1,336,000	1,347,610
Wells Fargo & Co 4.97% 4/23/2029 (c)	1,656,000	1,687,421
Wells Fargo & Co 5.244% 1/24/2031 (c)	937,000	967,915
		40,484,331
Capital Markets - 5.3%
Athene Global Funding 4.721% 10/8/2029 (b)	1,400,000	1,406,347
Athene Global Funding 5.38% 1/7/2030 (b)	2,000,000	2,057,466
Athene Global Funding 5.516% 3/25/2027 (b)	2,000,000	2,034,267
Athene Global Funding 5.583% 1/9/2029 (b)	505,000	522,476
Bank of New York Mellon 4.729% 4/20/2029 (c)	659,000	669,870
Equitable America Global Funding 4.65% 6/9/2028 (b)	826,000	834,078
Equitable America Global Funding 4.95% 6/9/2030 (b)	1,118,000	1,140,442
GA Global Funding Trust 5.4% 1/13/2030 (b)	1,173,000	1,216,769
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	2,563,000	2,502,691
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	2,500,000	2,511,030
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	2,000,000	2,020,964
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	897,000	901,651
Intercontinental Exchange Inc 3.75% 9/21/2028	125,000	123,765
Intercontinental Exchange Inc 4% 9/15/2027	1,981,000	1,976,736
Intercontinental Exchange Inc 4.35% 6/15/2029	2,500,000	2,515,695
Morgan Stanley 2.239% 7/21/2032 (c)	2,750,000	2,416,041
Morgan Stanley 3.591% 7/22/2028 (c)	1,050,000	1,037,122
Morgan Stanley 4.994% 4/12/2029 (c)	1,225,000	1,247,754
Morgan Stanley 5.042% 7/19/2030 (c)	1,800,000	1,843,929
Morgan Stanley 5.23% 1/15/2031 (c)	1,311,000	1,353,213
S&P Global Inc 2.45% 3/1/2027	2,814,000	2,748,259
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,469,000	1,494,199
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	1,232,000	1,264,159
State Street Corp 4.53% 2/20/2029 (c)	1,015,000	1,025,834
		36,864,757
Consumer Finance - 0.1%
American Express Co 2.55% 3/4/2027	54,000	52,821
American Express Co 5.085% 1/30/2031 (c)	450,000	463,797
Toyota Motor Credit Corp 4.55% 8/9/2029	240,000	243,959
		760,577
Financial Services - 0.8%
Corebridge Financial Inc 3.65% 4/5/2027	2,762,000	2,736,600
Corebridge Global Funding 4.85% 6/6/2030 (b)	2,150,000	2,187,836
Corebridge Global Funding 4.9% 1/7/2028 (b)	820,000	834,663
		5,759,099
Insurance - 2.8%
Arthur J Gallagher & Co 4.6% 12/15/2027	1,120,000	1,129,989
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	700,000	662,282
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	1,220,000	1,227,058
Equitable Financial Life Global Funding 5% 3/27/2030 (b)	886,000	908,458
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	1,897,000	1,910,774
Jackson National Life Global Funding 4.7% 6/5/2028 (b)	1,864,000	1,885,798
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	1,004,000	1,041,280
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	586,000	598,549
MassMutual Global Funding II 4.85% 1/17/2029 (b)	2,100,000	2,147,191
MassMutual Global Funding II 5.1% 4/9/2027 (b)	1,834,000	1,863,543
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	606,000	604,288
Pricoa Global Funding I 4.7% 5/28/2030 (b)	2,140,000	2,175,078
RGA Global Funding 4.35% 8/25/2028 (b)	2,100,000	2,105,829
RGA Global Funding 5.448% 5/24/2029 (b)	1,055,000	1,094,601
Western-Southern Global Funding 4.9% 5/1/2030 (b)	203,000	206,945
		19,561,663
TOTAL FINANCIALS		103,430,427

Health Care - 0.7%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	378,000	386,831
Health Care Providers & Services - 0.4%
CVS Health Corp 4.3% 3/25/2028	110,000	109,948
Humana Inc 3.7% 3/23/2029	2,500,000	2,450,238
		2,560,186
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co 4.9% 2/22/2027	1,158,000	1,172,395
Bristol-Myers Squibb Co 4.9% 2/22/2029	846,000	868,973
		2,041,368
TOTAL HEALTH CARE		4,988,385

Industrials - 1.2%
Aerospace & Defense - 0.1%
Boeing Co 5.04% 5/1/2027	500,000	504,658
Boeing Co 6.259% 5/1/2027	150,000	154,353
RTX Corp 5.75% 1/15/2029	366,000	384,195
		1,043,206
Machinery - 0.7%
Ingersoll Rand Inc 5.176% 6/15/2029	2,100,000	2,169,134
Ingersoll Rand Inc 5.197% 6/15/2027	2,100,000	2,135,802
Parker-Hannifin Corp 4.25% 9/15/2027	217,000	217,764
		4,522,700
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	61,000	62,784
Trading Companies & Distributors - 0.4%
Air Lease Corp 2.2% 1/15/2027	2,530,000	2,462,267
TOTAL INDUSTRIALS		8,090,957

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 5.05% 4/5/2029	430,000	443,391
Dell International LLC / EMC Corp 5% 4/1/2030	728,000	746,120
		1,189,511
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 4.15% 2/15/2028	1,488,000	1,489,665
Broadcom Inc 5.05% 7/12/2029	1,365,000	1,403,600
		2,893,265
Software - 0.5%
Roper Technologies Inc 1% 9/15/2025	2,076,000	2,073,241
Roper Technologies Inc 1.75% 2/15/2031	750,000	650,317
Roper Technologies Inc 4.45% 9/15/2030	317,000	317,655
Roper Technologies Inc 4.5% 10/15/2029	603,000	607,778
		3,648,991
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	821,000	824,892
TOTAL INFORMATION TECHNOLOGY		8,556,659

Materials - 0.0%
Chemicals - 0.0%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)	271,000	276,495
Real Estate - 0.3%
Retail REITs - 0.3%
Simon Property Group LP 4.375% 10/1/2030	2,110,000	2,115,389
Utilities - 1.7%
Electric Utilities - 1.4%
Alabama Power Co 3.05% 3/15/2032	2,526,000	2,315,251
Duke Energy Carolinas LLC 4.85% 3/15/2030	824,000	848,333
Duke Energy Corp 4.3% 3/15/2028	1,341,000	1,347,814
Exelon Corp 2.75% 3/15/2027	1,006,000	985,473
Exelon Corp 5.15% 3/15/2029	381,000	392,043
Georgia Power Co 4.65% 5/16/2028	948,000	962,024
Pinnacle West Capital Corp 4.9% 5/15/2028	332,000	336,959
Pinnacle West Capital Corp 5.15% 5/15/2030	355,000	365,207
Southern Co/The 3.25% 7/1/2026	500,000	495,468
Southern Co/The 5.5% 3/15/2029	900,000	938,194
Virginia Electric and Power Co 2.4% 3/30/2032	500,000	438,894
		9,425,660
Multi-Utilities - 0.3%
DTE Energy Co 4.95% 7/1/2027	574,000	581,650
DTE Energy Co 5.2% 4/1/2030	1,072,000	1,104,973
Public Service Enterprise Group Inc 4.9% 3/15/2030	499,000	510,194
		2,196,817
TOTAL UTILITIES		11,622,477

TOTAL UNITED STATES		163,478,098
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $217,622,484)		221,353,440

U.S. Government Agency - Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2032	1,513,708	1,426,205
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	87,822	85,915
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2032	891,560	849,908
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	84,132	82,881
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2029	231,034	226,497
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	263,481	254,947
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	25,284	24,752
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	68,328	66,761
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	43,853	43,021
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	313,587	305,968
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	54,823	53,408
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	17,351	16,994
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	1,123,493	1,075,485
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	50,659	49,657
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	450,653	439,217
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	108,828	106,332
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2030	111,090	109,977
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2028	3,271	3,239
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	217,843	215,457
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	116,887	115,739
Freddie Mac Gold Pool 2.5% 1/1/2028	74,693	73,661
Freddie Mac Gold Pool 2.5% 3/1/2032	1,379,329	1,331,144
Freddie Mac Gold Pool 3% 10/1/2035	75,926	72,956
Freddie Mac Gold Pool 3% 12/1/2030	13,219	12,941
Freddie Mac Gold Pool 3% 12/1/2032	910,822	887,873
Freddie Mac Gold Pool 3% 2/1/2033	12,118	11,868
Freddie Mac Gold Pool 3% 3/1/2033	43,280	42,144
Freddie Mac Gold Pool 3% 7/1/2032	311,073	303,489
TOTAL UNITED STATES		8,288,436
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,250,489)		8,288,436

U.S. Treasury Obligations - 51.4%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Notes 3.5% 9/30/2029	3.94 to 4.31	23,255,100	23,130,649
US Treasury Notes 3.875% 11/30/2027	3.78 to 4.01	15,500,000	15,586,582
US Treasury Notes 4% 1/31/2029	3.89	11,212,000	11,352,588
US Treasury Notes 4% 2/15/2034	4.25 to 4.39	10,372,100	10,311,326
US Treasury Notes 4% 2/29/2028	3.81 to 4.16	13,182,500	13,309,176
US Treasury Notes 4% 3/31/2030	3.72 to 4.06	24,909,100	25,250,627
US Treasury Notes 4.125% 10/31/2027	3.62 to 4.26	29,561,900	29,870,221
US Treasury Notes 4.125% 3/31/2029	3.74 to 4.52	50,769,500	51,632,185
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.31	61,000,000	62,274,805
US Treasury Notes 4.25% 5/15/2035	4.22	2,077,300	2,083,792
US Treasury Notes 4.375% 11/30/2028	4.31	5,756,200	5,891,561
US Treasury Notes 4.375% 5/15/2034	4.57	2,027,200	2,066,793
US Treasury Notes 4.5% 4/15/2027	3.69 to 4.44	11,660,600	11,805,902
US Treasury Notes 4.625% 2/15/2035	4.34	2,751,300	2,845,446
US Treasury Notes 4.625% 4/30/2029	4.38 to 4.72	24,600,100	25,439,963
US Treasury Notes 4.625% 4/30/2031	3.65 to 4.64	40,476,600	42,198,437
US Treasury Notes 4.875% 10/31/2028	4.59 to 4.81	23,363,800	24,246,331
TOTAL U.S. TREASURY OBLIGATIONS (Cost $353,562,242)			359,296,384

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $24,241,448)	4.36	24,236,601	24,241,448

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $700,398,874)	711,255,122
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(12,700,034)
NET ASSETS - 100.0%	698,555,088

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $89,866,746 or 12.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,063,630	194,968,452	172,790,634	213,412	-	-	24,241,448	24,236,601	0.0%
Total	2,063,630	194,968,452	172,790,634	213,412	-	-	24,241,448

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	78,762,774	-	78,762,774	-

Collateralized Mortgage Obligations	3,681,597	-	3,681,597	-

Commercial Mortgage Securities	15,631,043	-	15,631,043	-

Non-Convertible Corporate Bonds
Communication Services	7,381,688	-	7,381,688	-
Consumer Discretionary	12,874,640	-	12,874,640	-
Consumer Staples	8,071,372	-	8,071,372	-
Energy	6,828,938	-	6,828,938	-
Financials	145,023,147	-	145,023,147	-
Health Care	4,988,385	-	4,988,385	-
Industrials	12,683,794	-	12,683,794	-
Information Technology	9,030,657	-	9,030,657	-
Materials	732,953	-	732,953	-
Real Estate	2,115,389	-	2,115,389	-
Utilities	11,622,477	-	11,622,477	-

U.S. Government Agency - Mortgage Securities	8,288,436	-	8,288,436	-

U.S. Treasury Obligations	359,296,384	-	359,296,384	-

Money Market Funds	24,241,448	24,241,448	-	-
Total Investments in Securities:	711,255,122	24,241,448	687,013,674	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $676,157,426)	$687,013,674
Fidelity Central Funds (cost $24,241,448)	24,241,448

Total Investment in Securities (cost $700,398,874)		$711,255,122
Cash		1
Receivable for investments sold		4,585,922
Interest receivable		7,737,115
Distributions receivable from Fidelity Central Funds		17,878
Total assets		723,596,038
Liabilities
Payable for investments purchased	$24,950,950
Payable for fund shares redeemed	90,000
Total liabilities		25,040,950
Net Assets		$698,555,088
Net Assets consist of:
Paid in capital		$700,478,432
Total accumulated earnings (loss)		(1,923,344)
Net Assets		$698,555,088
Net Asset Value, offering price and redemption price per share ($698,555,088 ÷ 75,517,940 shares)		$9.25
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$30,686,668
Income from Fidelity Central Funds		213,412
Total income		30,900,080
Expenses
Independent trustees' fees and expenses	$1,717
Total expenses before reductions	1,717
Expense reductions	(730)
Total expenses after reductions		987
Net Investment income (loss)		30,899,093
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,575,073
Total net realized gain (loss)		1,575,073
Change in net unrealized appreciation (depreciation) on investment securities		956,700
Net gain (loss)		2,531,773
Net increase (decrease) in net assets resulting from operations		$33,430,866
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,899,093	$30,839,782
Net realized gain (loss)	1,575,073	(5,429,009)
Change in net unrealized appreciation (depreciation)	956,700	22,319,879
Net increase (decrease) in net assets resulting from operations	33,430,866	47,730,652
Distributions to shareholders	(30,864,345)	(30,811,127)

Share transactions
Proceeds from sales of shares	55,484,000	50,575,400
Reinvestment of distributions	30,864,345	30,811,127
Cost of shares redeemed	(81,930,000)	(107,935,000)

Net increase (decrease) in net assets resulting from share transactions	4,418,345	(26,548,473)
Total increase (decrease) in net assets	6,984,866	(9,628,948)

Net Assets
Beginning of period	691,570,222	701,199,170
End of period	$698,555,088	$691,570,222

Other Information
Shares
Sold	6,053,433	5,621,938
Issued in reinvestment of distributions	3,363,139	3,403,979
Redeemed	(8,951,514)	(11,839,625)
Net increase (decrease)	465,058	(2,813,708)

Financial Highlights
Fidelity® Education Fund

Years ended August 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.21	$9.01	$9.25	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.411	.401	.360	.224	.036
Net realized and unrealized gain (loss)	.040	.199	(.240)	(.858)	.052
Total from investment operations	.451	.600	.120	(.634)	.088
Distributions from net investment income	(.411)	(.400)	(.360)	(.153)	(.038)
Distributions from net realized gain	-	-	-	(.013)	-
Total distributions	(.411)	(.400)	(.360)	(.166)	(.038)
Net asset value, end of period	$9.25	$9.21	$9.01	$9.25	$10.05
Total Return D,E	5.03%	6.83%	1.34%	(6.34)%	.89%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-% I
Expenses net of all reductions, if any H	-%	-%	-%	-%	-% I
Net investment income (loss)	4.49%	4.43%	3.95%	2.40%	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$698,555	$691,570	$701,199	$230,758	$30,938
Portfolio turnover rate J	45%	77%	73%	80%	87% K,L

AFor the period March 16, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Education Fund (The Fund) (formerly Fidelity Education Income Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are offered only to Fidelity managed 529 plans.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,077,710
Gross unrealized depreciation	(221,462)
Net unrealized appreciation (depreciation)	$10,856,248
Tax Cost	$700,398,874

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$52,228
Capital loss carryforward	$(12,831,820)
Net unrealized appreciation (depreciation) on securities and other investments	$10,856,248

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(8,522,527)
Long-term	(4,309,293)
Total capital loss carryforward	$(12,831,820)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$30,864,345	$30,811,127

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Education Fund	103,510,767	125,410,837
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $730.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Garrison Street Trust and the Shareholders of Fidelity Education Fund (formerly Fidelity Education Income Fund):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Education Fund (formerly Fidelity Education Income Fund) (the "Fund"), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the four years in the period then ended and for the period from March 16, 2021 (commencement of operations) through August 31, 2021, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from March 16, 2021 (commencement of operations) through August 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 46.92% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $30,864,345 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9901557.104
EDI-ANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025